Business Acquisition (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 19, 2024	Jan. 31, 2024	Jul. 31, 2023	Jun. 30, 2026	Jun. 30, 2024
Wuhan Xinwanlian Technology Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity interest			100.00%
Cash consideration (in Dollars)			$ 247,688
Baijiayi Digital Technology (Henan) Co., Ltd.[Member]
Business Acquisition [Line Items]
Equity interest		51.00%
Cash consideration (in Dollars)
Wuhan BaiJiaYun [Member]
Business Acquisition [Line Items]
Revenues (in Dollars)					$ 1,926,137
Net loss (in Dollars)					$ 535,534
Maximum [Member] | Baijiayi Digital Technology (Henan) Co., Ltd.[Member] | RMB [Member]
Business Acquisition [Line Items]
Exchange rate		1
Maximum [Member] | Wuhan BaiJiaYun [Member] | RMB [Member]
Business Acquisition [Line Items]
Exchange rate			1
Minimum [Member] | Baijiayi Digital Technology (Henan) Co., Ltd.[Member] | USD [Member]
Business Acquisition [Line Items]
Exchange rate		0.14
Minimum [Member] | Wuhan BaiJiaYun [Member] | USD [Member]
Business Acquisition [Line Items]
Exchange rate			0.14
Acquisition of BaiJiaYi [Member]
Business Acquisition [Line Items]
Net loss (in Dollars)				$ 2,360